Operating expenses - Narrative (Details) € in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€) employee
Disclosure Of Operating Expenses
Increase (decrease) in employee benefit expense		€ 200
Percentage change in employee benefit expense		3.70%
Key management personnel compensation	€ 500	€ 3,094	€ 2,722
Severance expenses		200
Decrease in depreciation expense		€ 400
Number of employees | employee		103	110
Percentage of increase in employee benefit expense		22.90%
Increase in employee benefit expense		€ 800
Expense from share-based payment transactions with employees		2,161	€ 1,940
Other non recurring expenses		12	€ 137
Research and Development
Disclosure Of Operating Expenses
Key management personnel compensation		200
SG&A
Disclosure Of Operating Expenses
Key management personnel compensation		300
Employment Termination Indemnities
Disclosure Of Operating Expenses
Other non recurring expenses		129
R&D
Disclosure Of Operating Expenses
Increase in purchases, sub-contracting and other expenses		€ 7,600
Number of employees | employee		72	77
SG&A
Disclosure Of Operating Expenses
Increase (decrease) in employee benefit expense		€ 700
Percentage change in employee benefit expense		11.10%
Decrease in purchases, fees, and other expenses		€ 200
Number of employees | employee		31	33